INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	$ 2,227	$ 2,139
Ore on Leach pads	405	406
Current inventories	1,890	1,930
Gold
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	2,125	2,067
Ore on Leach pads	405	406
Mine operating supplies	515	585
Work in process	174	219
Finished products	168	50
Inventories	3,387	3,327
Non-current ore in stockpiles	(1,681)	(1,536)
Current inventories	1,706	1,791
Copper
Disclosure of Detailed Information About Inventory [Line Items]
Ore in Stockpiles	102	72
Ore on Leach pads	0	0
Mine operating supplies	79	62
Work in process	0	0
Finished products	3	5
Inventories	184	139
Non-current ore in stockpiles	0	0
Current inventories	$ 184	$ 139